Accounts Receivable, Net (Details) - Schedule of accounts receivable, net	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 37,699,656	$ 5,404,039	¥ 46,764,658
Less: allowance for doubtful accounts	(1,577,486)	(226,124)	(2,591)
Accounts receivable, net	¥ 36,122,170	$ 5,177,915	¥ 46,762,067